UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07507
                                                     ---------

                          Scudder Investments VIT Funds
                      -------------------------------------
               (Exact name of registrant as specified in charter)

                             Two International Place
                              Boston, MA 02110-4103
                      -------------------------------------
               (Address of principal executive offices) (Zip code)

                                Daniel O. Hirsch
                            Deutsche Asset Management
                                One South Street
                               Baltimore, MD 21202
                      -------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 617-535-0532
                                                            ------------

                   Date of fiscal year end: December 31, 2004
                                            -----------------

                     Date of reporting period: June 30, 2004
                                               -------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                                               [GRAPHIC OMITTED]
                                                                     SCUDDER
                                                                     INVESTMENTS

Scudder VIT EAFE(R) Equity Index Fund









                                SEMIANNUAL REPORT
                                June 30, 2004

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS ................................. 3
              PERFORMANCE COMPARISON ................................. 6

              SCUDDER VIT EAFE(R) EQUITY INDEX FUND
                 Schedule of Investments ............................. 7
                 Statement of Assets and Liabilities .................17
                 Statement of Operations .............................18
                 Statements of Changes in Net Assets .................19
                 Financial Highlights ................................20
                 Notes to Financial Statements .......................22
                 Proxy Voting ........................................27


                             ----------------------
                    THIS   REPORT   MUST  BE   PRECEDED   OR
                    ACCOMPANIED BY A PROSPECTUS. TO OBTAIN A
                    PROSPECTUS,    CALL    YOUR    FINANCIAL
                    REPRESENTATIVE.   WE   ADVISE   YOU   TO
                    CONSIDER THE FUND'S  OBJECTIVES,  RISKS,
                    CHARGES AND  EXPENSES  CAREFULLY  BEFORE
                    INVESTING.  THE PROSPECTUS CONTAINS THIS
                    AND OTHER  IMPORTANT  INFORMATION  ABOUT
                    THE  FUND.  PLEASE  READ THE  PROSPECTUS
                    CAREFULLY BEFORE YOU INVEST.

                    The Fund is not  insured by the FDIC and
                    is  not  a  deposit,  obligation  of  or
                    guaranteed by Deutsche Bank AG. The Fund
                    is   subject   to   investment    risks,
                    including  possible  loss  of  principal
                    amount  invested.  There is no guarantee
                    that the Fund will be able to mirror the
                    MSCI  EAFE(R)  Index  closely  enough to
                    track   its   performance.    The   Fund
                    concentrates    its    investments    in
                    securities of foreign issuers. A variety
                    of  factors   such  as  changes  in  the
                    economic/political     conditions    and
                    currency     fluctuations     in     the
                    international  markets  may  affect  the
                    value of your investment in the Fund.
                              --------------------

--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


ALL PERFORMANCE IN THIS REPORT IS HISTORICAL AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE WITH CHANGING MARKETING CONDITIONS, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURN FIGURES QUOTED. FOR THE FUND'S MOST RECENT MONTH-END PERFORMANCE, CALL 1-800-621-1048. PERFORMANCE QUOTED FOR THE FUND DOES NOT INCLUDE THE EFFECT OF CONTRACT CHARGES, WHICH WOULD LOWER THE RETURNS PRESENTED. RETURNS ARE NET OF THE FUND'S MANAGEMENT FEES AND OTHER OPERATING EXPENSES. RETURNS WOULD HAVE BEEN LOWER IF CERTAIN OF THE FUND'S FEES AND EXPENSES HAD NOT BEEN WAIVED.

This Fund is designed to serve as an investment option for certain variable annuity contracts, variable life insurance policies and tax-qualified plans. Variable annuities are long-term, tax-deferred contracts designed for retirement purposes, asset accumulation, distribution and transference. Contract value will fluctuate based on the performance of your subaccount selection. Earnings from variable annuity investments compound tax free until withdrawal, so no adjustments are made for income taxes.

In the following interview, the portfolio management team discusses Scudder VIT EAFE(R) Equity Index Fund's market environment and performance during the six-month period ended June 30, 2004.

Q: HOW DID SCUDDER VIT EAFE(R) EQUITY INDEX FUND PERFORM OVER THE SEMIANNUAL PERIOD?

A: For the six-month period, Scudder VIT EAFE(R) Equity Index Fund produced a positive total return of 4.09% (Class A shares), as compared with a return of 4.56% for its benchmark, the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE(R)) Index. 1 The broad-based MSCI EAFE(R) Index is a group of international company stocks that is not available for direct investment. (Please see pages 4 and 6 for the performance of Class B shares and more complete performance information.)

Q: WHAT WERE THE PRIMARY FACTORS AFFECTING THE INTERNATIONAL EQUITY MARKETS DURING THE PAST SIX MONTHS?

A: The turnaround in global stock markets that began in 2003 continued into the first quarter of 2004. The release of increasingly positive economic, corporate earnings and corporate capital spending numbers helped drive global equity markets.

In the second quarter, many measures of the global economy--including employment, consumer spending, corporate capital expenditures and earnings--continued to improve. However, stock prices made only modest gains in the second quarter.

Several factors held back equity markets. First, there was the expectation that we were entering a period of rising interest rates, particularly in the United States. The US Federal Reserve Board fulfilled this expectation with a one-quarter-point rate increase on the last day of the period. The Bank of England also announced a pair of rate hikes and set the expectation for more in the future.

Second, investors felt that corporations would have difficulty showing strong year-over-year gains in the latter half of 2004, after earnings growth had improved so dramatically in the second half of 2003. The US dollar fell 2.2% during the quarter as investors pondered the strength of the recovery in the US economy.

--------------------------------------------------------------------------------
1 The MSCI EAFE(R) Index is the exclusive property of Morgan Stanley Capital
  International, a service of Morgan Stanley, and has been licensed for use by the Fund's investment advisor. The MSCI EAFE(R) Index is an unmanaged, capitalization-weighted index containing approximately 1,100 equity securities of companies located in Europe, Australasia and the Far East.
Index returns assume reinvestment of dividends and capital gains and, unlike fund returns, do not reflect fees and expenses. A direct investment in an index is not possible.

--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

--------------------------------------------------------------------------------
 COUNTRY ALLOCATION
 As of June 30, 2004
 (percentages are based on market value of total equities in the Fund)
 A Fund's country allocation is subject to change.
--------------------------------------------------------------------------------
   United Kingdom .............................  25.07%
   Japan ......................................  24.01
   France .....................................   9.05
   Switzerland ................................   7.23
   Germany ....................................   6.77
   Netherlands ................................   4.99
   Australia ..................................   4.87
   Italy ......................................   3.75
   Spain ......................................   3.56
   All Other Countries ........................  10.70
                                                ------
                                                100.00%
                                                ======
--------------------------------------------------------------------------------

Third, investor concerns about geopolitical instability held back stock prices as well. We believe the March 2004 train bombings in Spain, continued unrest in Iraq and terrorism in Saudi Arabia brought international political concerns to the forefront of investors' minds. Political instability in the Middle East, which could constrict oil supplies and bring additional oil price hikes, gave investors pause. In addition, worries that the Chinese economic engine would sputter acted as a drag on the global economy. Companies around the world supply China with raw materials and finished goods. As a result, any changes in the condition of China's economy can have considerable ripple effects around the world.

Q: HOW DID THE REGIONS THAT COMPRISE THE MSCI EAFE(R) INDEX PERFORM?

A: Regionally, Asia led the way in the first quarter of 2004, driven by expected reflation in both Hong Kong and Japan. Hong Kong, represented by the MSCI Hong Kong Index, started the first quarter strong, rallying up 13.3% through the end of February, but as the US dollar recovered and the Chinese government tightened

INVESTMENT REVIEW
-------------------------------------------------------------------------------------------------------------------------
                                                      CUMULATIVE TOTAL RETURNS              AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended              6 Months   1 Year   3 Years   5 Years      Since    1 Year   3 Years   5 Years       Since
   June 30, 2004                                                    Inception 1                              Inception 1
                                                                                             Class A (inception 8-22-97)
                                                                                             Class B (inception 4-30-02)
-------------------------------------------------------------------------------------------------------------------------
 Scudder VIT EAFE(R) Equity Index Fund 2
   Class A                     4.09%     29.09%     (2.14)%   (16.28)%   (1.00)%   29.09%   (0.72)%   (3.49)%    (0.15)%
   Class B                     3.83%     28.61%       n/a       n/a       8.83%    28.61%     n/a       n/a        3.98%
-------------------------------------------------------------------------------------------------------------------------
 MSCI EAFE(R) Index 2          4.56%     32.37%     12.06%     0.30%     21.80%    32.37%    3.87%     0.06%       2.93%
-------------------------------------------------------------------------------------------------------------------------
 Lipper International Core
   Fund Average 3              2.59%     26.99%      2.26%    (4.95)%    15.33%    26.99%    0.57%    (1.28)%      1.80%
-------------------------------------------------------------------------------------------------------------------------

ALL PERFORMANCE IN THIS REPORT IS HISTORICAL AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE WITH CHANGING MARKETING CONDITIONS, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURN FIGURES QUOTED. FOR THE FUND'S MOST RECENT MONTH-END PERFORMANCE, CALL 1-800-621-1048. PERFORMANCE QUOTED FOR THE FUND DOES NOT INCLUDE THE EFFECT OF CONTRACT CHARGES, WHICH WOULD LOWER THE RETURNS PRESENTED. RETURNS ARE NET OF THE FUND'S MANAGEMENT FEES AND OTHER OPERATING EXPENSES. RETURNS WOULD HAVE BEEN LOWER IF CERTAIN OF THE FUND'S FEES AND EXPENSES HAD NOT BEEN WAIVED. PERFORMANCE FIGURES FOR CLASSES A AND B DIFFER BECAUSE EACH CLASS MAINTAINS A DISTINCT EXPENSE STRUCTURE. TOTAL RETURN IS BASED ON NET CHANGE IN NET ASSET VALUE, ASSUMING THE REINVESTMENT OF ALL DISTRIBUTIONS.

--------------------------------------------------------------------------------
1 The Fund's inception dates are: Class A Shares: August 22, 1997, Class
  B Shares: April 30, 2002. Benchmark returns are for comparative purposes relative to Class A Shares and are for the period beginning August 31, 1997 for the MSCI EAFE(R) Index and the Lipper International Core Fund Average.
2 The MSCI EAFE(R) Index is the exclusive property of Morgan Stanley Capital
  International, a service of Morgan Stanley, and has been licensed for use by the Fund's investment advisor. The MSCI EAFE(R) Index is an unmanaged index that tracks international stock performance in the 21 developed markets of Europe, Australasia and the Far East.
3 The Lipper International Core Fund Average tracks funds that invest assets in securities with primary trading markets outside of the United States. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.
Index returns assume reinvestment of dividends and capital gains and, unlike fund returns, do not reflect fees and expenses. A direct investment in an index is not possible.

--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

--------------------------------------------------------------------------------
 TEN LARGEST STOCK HOLDINGS
 As of June 30, 2004
 (percentages are based on total net assets of the Fund)
 A Fund's holdings are subject to change.
--------------------------------------------------------------------------------
   BP PLC ........................................2.23%
   HSBC Holdings PLC .............................1.87
   Vodafone Group PLC ............................1.70
   GlaxoSmithKline PLC ...........................1.38
   Toyota Motor Corp. ............................1.34
   Total SA ......................................1.28
   Nestle SA .....................................1.24
   Royal Dutch Petroleum Co. .....................1.23
   Novartis AG ...................................1.20
   Royal Bank of Scotland Group PLC ..............0.98

   Information concerning portfolio holdings of the Fund as of a month end is available upon request on the 16th of the following month.
--------------------------------------------------------------------------------

monetary policy, the market pulled back. Hong Kong ended the quarter up only 6.5%. Japan witnessed a dramatic rally that began late in February and continued until the end of the quarter when technical fiscal-year-end selling came to an end and the Bank of Japan's currency intervention eased. Japan, as represented by the MSCI Japan Index, finished the quarter up 15.2%.

Europe, represented by the MSCI Europe Index, though positive in the first quarter, was the underperformer, finishing up only 0.94%. Concerns over the sustainability of the US recovery and political uncertainty following the surprise Socialist party victory in the Spanish elections on the heels of the Madrid train bombing weighed on the markets. The reluctance of the European Central Bank to cut interest rates also exacerbated concerns.

Regionally, a reversal occurred in the second quarter, with Europe outperforming and Asia underperforming. The Pacific Basin component of the index fell 4.0% in US$ terms, affected significantly by the weakness of the Japanese yen. Offsetting this were positive returns in Europe, which rallied 2.1% during the quarter. The smaller European markets had the best returns in US$ terms: Austria (+7.0%), Belgium (+6.0%), Ireland (+7.4%) and Norway (+6.1%). The United Kingdom, the largest market in Europe, gained 1.5%.

Q: WHICH SECTORS AND STOCKS WITHIN THE MSCI EAFE(R) INDEX WERE THE BEST AND WORST PERFORMERS?

A: For the semiannual period, the best-performing sectors included utilities, consumer discretionary and consumer staples. The bottom-three rungs were occupied by health care, materials and telecommunications services.

For the second quarter, top-performing sectors included energy (+6.8%), in response to rising oil prices, and consumer staples (+3.4%), in response to increased profits. Laggards included information technology (-7.4%), as semiconductor stocks fell in response to concern about global demand, and financials (-1.5%), as bank and real estate stocks declined over interest rate concerns.

At the end of May, MSCI implemented its annual full-country index review. Seventy-eight stocks were added to the index while seven were deleted. Japan's EAFE weight increased 1%, while Europe had a weight decline of 1%.

Additions to the Index included Yahoo Japan Corp. (Japan), Synthes, Inc. (Switzerland) and Depfa Bank PLC (Ireland). Deletions from the Index included Roche Holding AG-Bearer (Switzerland) and Wella Vorzug (Germany).

Q: ANY FINAL THOUGHTS FOR INVESTORS?
A: No changes in strategy have been made. Our goal is to maintain a fully invested posture, while seeking to replicate the return and risk characteristics of the index. The index itself provides broad-based exposure to 21 of the largest developed markets outside the United States, across all sectors of the economy.

--------------------------------------------------------------------------------
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER CONDITIONS AND SHOULD NOT BE CONSTRUED AS A RECOMMENDATION.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON

Scudder VIT EAFE(R) Equity Index Fund--Class A Shares and MSCI EAFE(R) Index Growth of a $10,000 Investment (Since Inception)

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

               Scudder VIT EAFE(R)
                  Equity Index Fund       MSCI EAFE(R) Index
8/22/97                     $10,000                  $10,000
8/31/97                       9,590                   10,000
9/30/97                      10,160                   10,560
10/31/97                      9,350                    9,748
11/30/97                      9,270                    9,649
12/31/97                      9,340                    9,732
1/31/98                       9,790                   10,177
2/28/98                      10,390                   10,831
3/31/98                      10,700                   11,164
4/30/98                      10,790                   11,252
5/31/98                      10,730                   11,197
6/30/98                      10,920                   11,282
7/31/98                      10,960                   11,396
8/31/98                       9,730                    9,984
9/30/98                       9,490                    9,678
10/31/98                     10,410                   10,686
11/30/98                     10,930                   11,233
12/31/98                     11,358                   11,676
1/31/99                      11,388                   11,641
2/28/99                      11,073                   11,364
3/31/99                      11,541                   11,838
4/30/99                      11,998                   12,317
5/31/99                      11,337                   11,683
6/30/99                      11,825                   12,138
7/31/99                      12,140                   12,499
8/31/99                      12,231                   12,545
9/30/99                      12,292                   12,672
10/31/99                     12,780                   13,147
11/30/99                     13,278                   13,603
12/31/99                     14,492                   14,825
1/31/00                      13,469                   13,884
2/29/00                      13,917                   14,257
3/31/00                      14,386                   14,810
4/30/00                      13,576                   14,031
5/31/00                      13,246                   13,689
6/30/00                      13,672                   14,224
7/31/00                      13,107                   13,628
8/31/00                      13,214                   13,747
9/30/00                      12,510                   13,077
10/31/00                     12,212                   12,768
11/30/00                     11,690                   12,290
12/31/00                     12,078                   12,726
1/31/01                      12,035                   12,720
2/28/01                      11,081                   11,766
3/31/01                      10,311                   10,981
4/30/01                      11,038                   11,744
5/31/01                      10,604                   11,329
6/30/01                      10,116                   10,866
7/31/01                       9,888                   10,668
8/31/01                       9,606                   10,398
9/30/01                       8,674                    9,345
10/31/01                      8,782                    9,584
11/30/01                      9,097                    9,938
12/31/01                      9,097                    9,997
1/31/02                       8,587                    9,466
2/28/02                       8,587                    9,532
3/31/02                       9,032                   10,093
4/30/02                       9,032                   10,114
5/31/02                       9,118                   10,242
6/30/02                       8,685                    9,834
7/31/02                       7,807                    8,864
8/31/02                       7,774                    8,843
9/30/02                       6,852                    7,894
10/31/02                      7,156                    8,318
11/30/02                      7,449                    8,695
12/31/02                      7,132                    8,403
1/31/03                       6,846                    8,053
2/28/03                       6,669                    7,868
3/31/03                       6,482                    7,714
4/30/03                       7,090                    8,470
5/31/03                       7,519                    8,983
6/30/03                       7,669                    9,201
7/30/03                       7,854                    9,423
8/30/03                       8,005                    9,650
9/30/03                       8,167                    9,948
10/30/03                      8,665                   10,567
11/30/03                      8,839                   10,802
12/31/03                      9,511                   11,646
1/30/04                       9,615                   11,810
2/28/04                       9,778                   12,083
3/31/04                       9,812                   12,150
4/30/04                       9,579                   11,876
5/31/04                       9,674                   11,901
6/30/04                       9,900                   12,180


Not depicted in graph: growth of $10,000 for B Shares from inception through June 30, 2004: $10,883.
--------------------------------------------------------------------------------
                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                                 Since Inception
   Periods Ended                     1 Year   3 Years      5 Years       Class A
   June 30, 2004                                                         8-22-97
--------------------------------------------------------------------------------
 Scudder VIT EAFE(R) Equity
   Index Fund--Class A Shares         29.09%   (0.72)%      (3.49)%     (0.15)%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                                 Since Inception
   Periods Ended                                            1 Year       Class B
   June 30, 2004                                                         4-30-02
--------------------------------------------------------------------------------
 Scudder VIT EAFE(R) Equity
   Index Fund--Class B Shares                               28.61%        3.98%
--------------------------------------------------------------------------------

ALL PERFORMANCE IN THIS REPORT IS HISTORICAL AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE WITH CHANGING MARKETING CONDITIONS, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURN FIGURES QUOTED. FOR THE FUND'S MOST RECENT MONTH-END PERFORMANCE, CALL 1-800-621-1048. PERFORMANCE QUOTED FOR THE FUND DOES NOT INCLUDE THE EFFECT OF CONTRACT CHARGES, WHICH WOULD LOWER THE RETURNS PRESENTED. RETURNS ARE NET OF THE FUND'S MANAGEMENT FEES AND OTHER OPERATING EXPENSES. RETURNS WOULD HAVE BEEN LOWER IF CERTAIN OF THE FUND'S FEES AND EXPENSES HAD NOT BEEN WAIVED. PERFORMANCE FIGURES FOR CLASSES A AND B DIFFER BECAUSE EACH CLASS MAINTAINS A DISTINCT EXPENSE STRUCTURE. TOTAL RETURN IS BASED ON NET CHANGE IN NET ASSET VALUE, ASSUMING THE REINVESTMENT OF ALL DISTRIBUTIONS.

--------------------------------------------------------------------------------
1 The MSCI EAFE(R) Index is an unmanaged index that tracks international stock performance in the 21 developed markets of Europe, Australasia and the Far East. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. A direct investment in an index is not possible.

--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
     SHARES   SECURITY                           VALUE
--------------------------------------------------------------------------------

              COMMON STOCKS--89.02%
              AUSTRALIA--4.08%
     24,555   Alumina Ltd. ..................$     90,315
     18,826   Amcor Ltd. ....................      91,406
     35,975   AMP Ltd. ......................     158,631
        459   Ansell Ltd. ...................       2,475
      4,344   Aristocrat Leisure Ltd. .......      14,646
     30,123   Australia and New Zealand
               Banking Group Ltd. ...........     383,583
     10,146   Australian Gas and
               Light Co., Ltd. ..............      85,732
     64,857   BHP Billiton Ltd. .............     566,099
     10,823   BlueScope Steel Ltd. ..........      50,815
     10,720   Boral Ltd. ....................      48,241
     21,336   Brambles Industries Ltd. ......      89,176
     11,831   Centro Properties Group .......      32,801
     19,264   CFS Gandel Retail Trust .......      18,653
      8,674   Coca Cola Amatil Ltd. .........      41,873
        320   Cochlear Ltd. .................       5,065
     22,087   Coles Myer Ltd. ...............     132,164
     20,777   Commonwealth Bank of Australia      471,540
      4,366   Computershare Ltd. ............       9,672
      3,294   CSL Ltd. ......................      51,170
     12,109   CSR Ltd. ......................      18,726
     40,518   Foster's Group Ltd. ...........     133,222
     43,502   General Property Trust ........     105,760
      5,284   Harvey Norman Holdings Ltd. ...      10,380
     34,543   Insurance Australia Group Ltd.      120,314
      8,823   Investa Property Group ........      11,985
      6,251   James Hardie Industries NV ....      26,127
      6,345   Lend Lease Corp., Ltd. ........      45,437
      4,414   Macquarie Bank Ltd. ...........     104,174
     41,552   Macquarie Infrastructure Group       95,519
     12,352   Mayne Group Ltd. ..............      29,341
     11,870   Mirvac Group ..................      35,555
     25,945   National Australia Bank Ltd. ..     539,308
      2,988   Newcrest Mining Ltd. ..........      28,682
     25,434   News Corp., Ltd. (The) ........     224,656
      2,171   Onesteel Ltd. .................       3,766
      1,838   Orica Ltd. ....................      19,333
     11,478   Origin Energy Ltd. ............      45,095
        605   PaperlinX Ltd. ................       2,044
      5,549   Patrick Corp., Ltd. ...........      20,642
     12,523   QBE Insurance Group Ltd. ......     111,661
     19,900   Rinker Group Ltd. .............     111,592
      6,144   Rio Tinto Ltd. ................     153,863
      6,574   Santos Ltd. ...................      31,736
      3,495   Sonic Healthcare Ltd. .........      22,204
      5,697   Southcorp Ltd. 1 ..............      12,461
     26,769   Stockland .....................      96,593
     11,144   Suncorp-Metway Ltd. ...........     110,234
      9,117   TABCORP Holdings Ltd. .........      90,437
     42,540   Telstra Corp., Ltd. ...........     149,056

--------------------------------------------------------------------------------
     SHARES   SECURITY                           VALUE
--------------------------------------------------------------------------------

      7,442   Transurban Group ..............$     25,247
      7,382   Wesfarmers Ltd. ...............     151,184
      9,051   Westfield Holdings Ltd. .......      97,096
     43,209   Westfield Trust ...............     132,739
     30,927   Westpac Banking Corp., Ltd. ...     379,171
     23,042   WMC Resources Ltd. ............      78,971
      9,571   Woodside Petroleum Ltd. .......     111,142
     17,819   Woolworths Ltd. ...............     141,505
                                             ------------
                                                5,971,015
                                             ------------
              AUSTRIA--0.23%
        510   Bank Austria Creditanstalt ....      29,908
        160   Boehler-Uddeholm AG ...........      13,276
        530   Erste Bank Der Oesterreichischen
               Sparkassen AG ................      83,247
        180   Flughaffen Wien AG ............      10,380
      3,075   Immofinanz Immobilien
               Anlagen AG 1 .................      24,879
         60   Oesterreichische
               Elektrizitaetswirtschafts AG--
               Class A ......................      10,553
        240   OMV AG ........................      46,722
      4,839   Telekom Austria AG ............      73,886
         40   VA Technologie AG 1 ...........       2,252
        320   voestalpine AG ................      15,768
        680   Wienerberger AG ...............      23,670
                                             ------------
                                                  334,541
                                             ------------
              BELGIUM--1.04%
      1,714   Agfa Gevaert NV ...............      42,520
         43   Barco NV ......................       3,877
        168   Bekaert NV ....................       9,678
      2,896   Belgacom 1 ....................      88,156
        235   Colruyt SA ....................      29,020
      1,427   Delhaize Group ................      73,005
     11,440   Dexia .........................     189,848
        478   Electrabel SA .................     153,241
     19,747   Fortis ........................     437,258
      1,008   Fortis-Strip VVPR 1 ...........          24
      1,256   Groupe Bruxelles Lambert SA ...      80,302
      2,830   Interbrew .....................      90,037
      1,851   KBC Bankverzekeringsholding 5 .     106,498
        354   Mobistar SA 1 .................      22,051
         14   S.A. D'Ieteren NV .............       2,954
      1,175   Solvay SA .....................      95,924
      1,672   UCB SA 5 ......................      77,871
        201   Umicore .......................      12,655
                                             ------------
                                                1,514,919
                                             ------------
              DENMARK--0.66%
         20   A/S Dampskibsselskabet
               Svendborg--
               Class B ......................     137,496
        375   Carlsberg AS--Class B .........      19,826

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
     SHARES   SECURITY                           VALUE
--------------------------------------------------------------------------------

         79   Coloplast AS--Class B .........$      7,448
        978   Danisco AS ....................      50,427
      7,926   Danske Bank AS ................     187,795
        242   DSV, De Sammensluttede
               Vognmaend af 13-7-1976 AS ....      11,567
      3,535   GN Store Nord AS ..............      31,246
      1,029   Group 4 Falck AS ..............      26,444
        772   H. Lundbeck AS ................      16,807
        860   ISS AS ........................      42,513
         75   Kobenhavns Lufthavne AS .......      10,926
        280   NKT Holding AS ................       5,683
      4,492   Novo Nordisk AS--Class B ......     231,245
      1,064   Novozymes AS--Class B .........      47,982
      2,374   TDC AS ........................      77,135
        317   Topdanmark AS 1 ...............      18,732
      2,492   Vestas Wind Systems AS 1 ......      36,610
        286   William Demant Holdings AS 1 ..      10,814
                                             ------------
                                                  970,696
                                             ------------
              FINLAND--1.27%
      3,100   Elisa Corp. 1 .................      41,488
      6,600   Fortum Oyj ....................      84,314
      1,100   Kesko Oyj--B Shares ...........      21,814
        760   Kone Corp.--B Shares ..........      45,937
      1,900   Metso Corp. ...................      24,041
     80,650   Nokia Oyj .....................   1,163,735
      1,100   Outokumpu Oyj .................      17,599
        900   Pohjola Group PLC--D Shares ...       9,263
      5,700   Sampo Oyj--A Shares ...........      55,340
     11,300   Stora Enso Oyj--R Shares ......     153,292
      1,740   TietoEnator Oyj ...............      52,818
      9,500   UPM--Kymmene Oyj ..............     180,770
        100   Wartsila Oyj--B Shares ........       2,239
                                             ------------
                                                1,852,650
                                             ------------
              FRANCE--8.09%
      3,545   Accor SA ......................     149,619
        637   Air France ....................      10,858
     21,750   Alcatel SA--Class A 1 .........     335,540
        456   Atos Origin SA 1 ..............      29,293
      1,510   Autoroutes du Sud de la France       59,964
     11,391   Aventis SA ....................     859,941
     22,842   Axa ...........................     503,011
        137   BIC ...........................       6,097
     13,764   BNP Paribas SA ................     846,508
      3,442   Bouygues SA ...................     115,246
      2,282   Cap Gemini SA 1 ...............      91,593
      9,816   Carrefour SA ..................     476,272
        488   Casino Guichard-Perrachon SA ..      44,025
        182   CNP Assurances ................      10,560
      5,365   Compagnie de Saint Gobain .....     267,424

--------------------------------------------------------------------------------
     SHARES   SECURITY                           VALUE
--------------------------------------------------------------------------------

      2,596   Compagnie Generale des
               Etablissements Michelin--
               Class B ......................$    143,550
     10,873   Credit Agricole SA 5 ..........     264,572
      1,203   Dassault Systemes SA ..........      55,779
      1,690   Essilor International SA ......     110,312
     18,964   France Telecom SA 5 ...........     494,218
        413   Gecina SA .....................      32,460
      4,118   Groupe Danone 5 ...............     359,228
      1,962   L'Air Liquide SA ..............     324,402
      5,229   L'Oreal SA 5...................     417,656
      3,015   LaFarge SA ....................     268,879
      2,356   Lagardere S.C.A. ..............     147,191
      4,379   LVMH Moet-Hennessy Louis ......
               Vuitton SA ...................     316,732
        907   Pernod-Ricard SA ..............     115,978
      1,272   Pinault-Printemps-Redoute SA ..     130,693
      3,151   PSA Peugeot Citroen ...........     175,467
      1,161   Publicis SA ...................      34,367
      3,101   Renault SA ....................     236,179
        242   Sagem SA ......................      26,999
      6,286   Sanofi-Synthelabo SA 5 ........     398,453
      3,737   Schneider Electric SA .........     255,065
      5,533   Societe Generale--A Shares ....     470,210
      1,627   Societe Television Francaise ..      51,249
        778   Sodexho Alliance SA ...........      20,502
     14,426   Suez SA 5......................     300,304
      2,040   Suez SA-Strip VVPR 1 ..........          25
        101   Technip SA ....................      13,701
      1,270   Thomson CSF ...................      46,462
      4,497   Thomson Multimedia ............      88,689
      9,809   Total SA 5.....................   1,870,074
        468   Total SA-Strip VVPR 1 .........           6
        835   Unibail  (Union du Credit-Bail
               Immobilier) ..................      86,352
        488   Valeo SA ......................      20,335
      4,731   Veolia Environment ............     133,481
      1,277   Vinci SA ......................     128,643
     17,469   Vivendi Universal SA 1 ........     484,583
                                             ------------
                                               11,828,747
                                             ------------
              GERMANY--5.96%
        891   Adidas Salomon AG .............     106,376
      5,259   Allianz AG 5...................     569,646
      1,278   Altana AG .....................      76,858
      9,109   BASF AG .......................     487,517
     11,765   Bayer AG ......................     339,239
        451   Bayerische Hypo-und
               Vereinsbank AG 1,6 ...........       8,077
      9,095   Bayerische Hypo-und
               Vereinsbank AG 1,6 ...........     161,776
        250   Beiersdorf AG .................      29,215
        493   Celesio AG ....................      29,451
      9,050   Commerzbank AG 1 ..............     159,435
      2,612   Continental AG ................     125,971
     14,660   DaimlerChrysler AG ............     684,905

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
     SHARES   SECURITY                           VALUE
--------------------------------------------------------------------------------

      8,894   Deutsche Bank AG ..............$    698,812
      1,580   Deutsche Boerse AG ............      80,295
      2,400   Deutsche Lufthansa AG 1 .......      32,645
      8,247   Deutsche Post AG ..............     178,098
     42,802   Deutsche Telekom AG 1 .........     751,963
     10,581   E.ON AG .......................     763,390
        450   Epcos AG 1 ....................       9,400
        784   Fresenius Medical Care AG .....      58,175
        419   HeidelbergCement AG ...........      20,875
         52   HeidelbergCement AG-Strip VVPR            0
      1,170   Henkel KGaA 5 .................      99,900
      1,638   Hypo Real Estate
               Holding AG 1,6 ...............      48,048
        112   Hypo Real Estate
               Holding AG 1,6 ...............       3,284
     11,886   Infineon Technologies AG 1 ....     159,506
        550   KarstadtQuelle AG .............      11,971
      1,190   Linde AG ......................      65,499
      1,444   MAN AG ........................      52,670
        500   Marschollek, Lauenschlaeger und
               Partner AG ...................       7,379
        500   Merck KGaA ....................      30,112
      2,782   Metro AG ......................     131,869
      2,856   Muenchener Rueckversicherungs-
               Gesellschaft AG ..............     309,600
        216   Puma AG Rudolf Dassler Sport ..      54,890
        820   Qiagen NV 1 ...................       9,667
      6,843   RWE AG ........................     321,782
      3,498   SAP AG 5.......................     579,900
      3,107   Schering AG ...................     183,072
     13,559   Siemens AG 5...................     975,110
      6,062   ThyssenKrupp AG ...............     103,328
      1,343   TUI AG ........................      25,653
      4,142   Volkswagen AG .................     174,967
                                             ------------
                                                8,720,326
                                             ------------
              GREECE--0.40%
      3,540   Alpha Bank A.E. ...............      90,015
      2,660   Bank of Piraeus ...............      31,068
      1,330   Coca-Cola Hellenic
               Bottling Co. SA ..............      31,068
      2,040   Cosmote Mobile
               Telecommunications SA ........      32,017
      3,380   EFG Eurobank Ergasias .........      73,692
        900   Emporiki Bank of Greece SA ....      23,455
        430   Germanos SA ...................      12,420
      1,310   Hellenic Petroleum SA .........      10,933
      4,540   Hellenic Telecommunications
               Organization SA  (OTE) .......      58,992
        810   Intracom SA ...................       3,528
      4,403   National Bank of Greece SA ....      95,781
      2,904   OPAP SA .......................      54,834
      1,518   Public Power Corp. ............      36,199
        820   Titan Cement Co. SA ...........      19,295
      2,360   Viohalco, Hellenic Copper and
               Aluminum Industry SA .........      16,941
                                             ------------
                                                  590,238
                                             ------------

--------------------------------------------------------------------------------
     SHARES   SECURITY                           VALUE
--------------------------------------------------------------------------------

              HONG KONG--1.38%
      1,000   ASM Pacific Technology Ltd. ...$      3,750
     20,091   Bank of East Asia Ltd. ........      57,441
     68,000   BOC Hong Kong (Holdings) Ltd. .     115,952
     22,000   Cathay Pacific Airways Ltd. ...      41,463
     27,000   Cheung Kong Holdings Ltd. .....     199,044
      5,000   Cheung Kong Infrastructure
               Holdings Ltd. ................      12,052
     31,200   CLP Holdings Ltd. .............     170,804
     12,232   Esprit Holdings Ltd. ..........      54,732
      5,000   Hang Lung Properties Ltd. .....       6,442
     12,900   Hang Seng Bank Ltd. ...........     165,389
     15,000   Henderson Land Development
               Co., Ltd. ....................      64,617
     56,661   Hong Kong and China
               Gas Co., Ltd. ................      93,348
     25,500   Hong Kong Electric
               Holdings Ltd. ................     105,599
     22,000   Hong Kong Exchanges &
               Clearing Ltd. ................      45,129
     38,000   Hutchison Whampoa Ltd. ........     259,430
     13,000   Johnson Electric Holdings Ltd.       13,250
     35,000   Li & Fung Ltd. ................      51,155
     23,000   MTR Corp., Ltd. ...............      34,796
     14,774   New World Development
               Co., Ltd. ....................      10,891
     71,206   PCCW Ltd. 1 ...................      48,385
     14,122   Shangri-La Asia Ltd. ..........      13,760
     12,301   Sino Land Co., Ltd. ...........       6,860
     24,191   Sun Hung Kai Properties Ltd. ..     198,495
     17,500   Swire Pacific Ltd.--Class A ...     113,304
     20,000   Techtronic Industries
               Co., Ltd. ....................      31,924
      3,000   Television Broadcasts Ltd. ....      12,847
     24,693   Wharf Holdings Ltd. ...........      70,915
      6,000   Yue Yuen Industrial
               Holdings Ltd. ................      14,577
                                             ------------
                                                2,016,351
                                             ------------
              IRELAND--0.74%
     14,710   Allied Irish Banks PLC ........     227,717
     17,126   Bank of Ireland ...............     228,573
      9,273   CRH PLC .......................     196,213
        515   DCC PLC .......................       9,336
      4,969   Depfa Bank PLC 1 ..............      72,184
      6,845   Elan Corp. PLC 1 ..............     166,238
      2,269   Grafton Group PLC 1 ...........      18,109
      6,063   Independent News & Media PLC ..      14,089
      4,937   Irish Life & Permanent PLC ....      75,272
      2,478   Kerry Group PLC--Class A ......      52,458
      2,876   Ryanair Holdings PLC 1 ........      16,026
                                             ------------
                                                1,076,215
                                             ------------
              ITALY--3.35%
      9,109   Alleanza Assicurazioni ........     103,953
     16,336   Assicurazioni Generali ........     440,633
      1,636   Autogrill SPA 1 ...............      23,189
      3,501   Autostrade SPA ................      68,791
      4,551   Banca Antonveneta SPA 1 .......      93,519
      5,831   Banca Fideuram SPA ............      32,705

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
     SHARES   SECURITY                           VALUE
--------------------------------------------------------------------------------

     54,282   Banca Intesa SPA ..............$    211,995
     14,805   Banca Monte dei Paschi
               di Siena SPA .................      47,373
     20,990   Banca Nazionale del Lavoro 1 ..      48,776
      3,498   Banca Popolare di Milano Scrl .      22,471
      6,208   Banche Popolari Unite Scrl ....     102,947
      7,109   Banco Popolare di Verona
               e Novara Scrl ................     122,126
      1,126   Benetton Group SPA ............      12,877
      1,080   Bulgari SPA ...................      10,919
     16,198   Capitalia  SPA ................      50,648
     43,135   Enel SPA 5 ....................     345,844
     44,010   Eni SPA 5 .....................     873,850
      9,318   Fiat SPA 1 ....................      77,997
        924   FinecoGroup SPA 1 .............       5,823
    117,352   Finmeccanica SPA ..............      93,233
      1,344   Gruppo Editoriale
               L'Espresso SPA ...............       8,094
      8,724   IntesaBci SPA .................      26,217
        833   Italcementi SPA ...............      11,148
      2,143   Luxottica Group SPA ...........      35,720
     11,241   Mediaset SPA ..................     128,147
      9,100   Mediobanca SPA ................     110,715
      1,035   Mediolanum SPA ................       6,586
      1,581   Mondadori (Arnoldo)
               Editore SPA ..................      14,965
     11,912   Pirelli & Co. SPA .............      12,304
      4,518   Ras SPA .......................      81,958
     16,729   San Paolo-IMI SPA .............     201,498
      8,818   Seat Pagine Gialle SPA ........       3,626
     23,247   Seat Pagine Gialle SPA ........       9,758
     15,091   Snam Rete Gas SPA .............      64,812
     64,406   Telecom Italia Mobile SPA .....     365,155
    141,391   Telecom Italia SPA 1 ..........     439,519
     93,961   Telecom Italia SPA-RNC ........     207,486
        724   Tiscali SPA 1 .................       3,250
     75,801   UniCredito Italiano SPA .......     374,426
                                             ------------
                                                4,895,053
                                             ------------
              JAPAN--21.46%
      3,000   77 Bank Ltd. ..................      20,455
      1,500   Acom Co., Ltd. ................      97,466
      1,300   Advantest Corp. ...............      87,092
      5,000   Aeon Co., Ltd. ................     200,706
        900   Aiful Corp. ...................      93,947
      2,000   Aisin Seiko Co. Ltd. ..........      41,699
     11,000   Ajinomoto Co., Inc. ...........     132,466
      2,000   Alps Electric Co. .............      28,447
      8,000   Amada Co., Ltd. ...............      52,788
        300   Aoyama Trading Co., Ltd. ......       8,124
      8,000   Asahi Breweries Ltd. ..........      88,201
     24,000   Asahi Chemical Industry
               Co., Ltd. ....................     124,273
     14,000   Asahi Glass Co., Ltd. .........     145,626
      1,100   Bandai Co., Ltd. ..............      29,941
      7,000   Bank of Fukuoka Ltd. ..........      41,507
     19,000   Bank of Yokohama Ltd. .........     118,755

--------------------------------------------------------------------------------
     SHARES   SECURITY                           VALUE
--------------------------------------------------------------------------------

        800   Benesse Corp. .................$     26,248
     12,000   Bridgestone Corp. .............     225,450
     14,000   Canon, Inc. ...................     737,754
      4,000   Casio Computer Co., Ltd. ......      60,560
         17   Central Japan Railway Co. .....     144,737
     14,000   Chiba Bank Ltd. ...............      85,708
     11,400   Chubu Electric Power Co., Inc.      240,819
      4,000   Chugai Pharmaceutical
               Co., Ltd. ....................      62,759
      3,000   Citizen Watch Co., Ltd. .......      33,982
      1,000   Comsys Holdings Corp. .........       8,120
      1,900   Credit Saison Co., Ltd. .......      57,114
      1,500   CSK Corp. .....................      72,859
     11,000   Dai Nippon Printing Co., Ltd. .     175,714
      5,000   Daichi Pharmaceutical
               Co., Ltd. ....................      89,126
      4,000   Daikin Industries Ltd. ........     107,410
      4,000   Daimaru, Inc. .................      36,365
      6,000   Dainippon Ink &
               Chemicals, Inc. ..............      15,397
      2,000   Daito Trust Construction
               Co., Ltd. ....................      76,983
      9,000   Daiwa House Industry Co., Ltd.      104,422
     23,000   Daiwa Securities Co., Ltd. ....     165,257
      9,000   Denso Corp. ...................     209,504
         31   Dentsu, Inc. ..................      79,833
         61   East Japan Railway Co. ........     342,134
      3,000   Ebara Corp. ...................      14,654
      4,000   Eisai Co., Ltd. ...............     115,108
        600   FamilyMart Co., Ltd. ..........      19,576
      2,700   Fanuc Ltd. ....................     161,087
      1,100   Fast Retailing Co., Ltd. ......      89,016
      8,000   Fuji Photo Film Co. ...........     250,745
          4   Fuji Television Network, Inc. .       9,165
      4,000   Fujikura Ltd. .................      22,508
      5,000   Fujisawa Pharmaceutical
               Co., Ltd. ....................     118,453
     30,000   Fujitsu Ltd. ..................     211,428
     13,000   Furukawa Electric Co., Ltd. 1 .      55,519
      2,000   Gunma Bank Ltd. ...............      10,081
      2,000   Hankyu Department Stores, Inc.       17,449
        400   Hirose Electric Co., Ltd. .....      43,954
      2,000   Hitachi Chemical Co., Ltd. ....      32,864
     56,000   Hitachi Ltd. ..................     385,428
      2,100   Hokkaido Electric
               Power Co., Inc. ..............      37,317
     13,300   Honda Motor Co., Ltd. .........     641,140
      1,000   House Foods Corp. .............      14,132
      2,000   Hoya Corp. ....................     209,320
      3,000   Isetan Co. Ltd. ...............      43,193
     10,000   Ishikawajima-Harima Heavy
               Industries Co., Ltd. 1 .......      16,496
        500   Ito En Ltd. ...................      23,691
      6,000   Ito-Yokado Co., Ltd. ..........     256,793
     27,000   Itochu Corp. 1 ................     121,248
        200   Jafco Co., Ltd. ...............      15,268
      6,000   Japan Airlines Corp. 1 ........      19,191
          2   Japan Real Estate
               Investment Corp. .............      13,967

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
     SHARES   SECURITY                           VALUE
--------------------------------------------------------------------------------

         18   Japan Tobacco, Inc. ...........$    139,889
      9,025   JFE Holdings, Inc. ............     221,252
      1,000   JGC Corp. .....................       9,623
      6,000   Joyo Bank Ltd. ................      26,669
      4,000   JSR Corp. .....................      75,150
     20,000   Kajima Corp. ..................      74,234
     10,800   Kansai Electric Power
               Co., Inc. ....................     196,868
     10,000   Kao Corp. .....................     241,030
     14,000   Kawasaki Heavy Industries Ltd.       22,582
      8,000   Kawasaki Kisen Kaisha Ltd. ....      40,398
      7,000   Keihin Electric Express
               Railway Co., Ltd. ............      43,816
     12,000   Keio Electric Railway
               Co., Ltd. ....................      68,515
      5,000   Keneka Corp. ..................      47,335
        630   Keyence Corp. .................     143,708
      3,000   Kikkoman Corp. ................      25,734
      1,000   Kinden Corp. ..................       6,250
     28,630   Kinki Nippon Railway ..........     108,889
     13,000   Kirin Brewery Co., Ltd. .......     128,552
     50,000   Kobe Steel Ltd. ...............      74,692
      1,000   Kokuyo Co., Ltd. ..............      12,611
     19,000   Komatsu  Ltd. .................     115,099
      2,000   Konami Co., Ltd. ..............      50,772
      8,000   Konica Minolta Holdings, Inc. .     110,416
     20,000   Kubota Corp. ..................     106,310
      8,000   Kuraray Co., Ltd. .............      65,472
      1,000   Kurita Water Industries Ltd. ..      13,701
      3,000   Kyocera Corp. .................     254,594
      3,000   Kyowa Hakko Kogyo Co., Ltd. ...      21,638
      7,800   Kyushu Electric Power
               Co., Inc. ....................     145,470
      1,400   Lawson, Inc. ..................      57,737
        200   Mabuchi Motor Co., Ltd. .......      14,828
     28,000   Marubeni Corp. ................      68,771
      6,000   Marui Co., Ltd. ...............      80,832
     37,596   Matsushita Electric
               Industrial Co., Ltd. .........     533,714
      7,000   Matsushita Electric Works Ltd.       63,511
      4,000   Meiji Seika Kaisha Ltd. .......      17,816
        400   Meitec Corp. ..................      15,836
         26   Millea Holdings, Inc. .........     386,015
      4,000   Minabea Co., Ltd. .............      18,623
     34,000   Mitsubishi Chemical Corp. .....      90,363
     19,000   Mitsubishi Corp. ..............     184,576
     32,000   Mitsubishi Electric Corp. .....     157,192
     17,000   Mitsubishi Estate Co., Ltd. ...     210,952
     55,000   Mitsubishi Heavy
               Industries Ltd. ..............     149,200
     22,000   Mitsubishi Materials Corp. ....      49,397
     12,000   Mitsubishi Rayon Co., Ltd. ....      46,630
         77   Mitsubishi Tokyo Financial
               Group, Inc.
               (MTFG) .......................     712,734
     22,000   Mitsui & Co. ..................     164,725
     12,000   Mitsui Chemicals, Inc. ........      60,047
     13,000   Mitsui Fudosan Co., Ltd. ......     155,836

--------------------------------------------------------------------------------
     SHARES   SECURITY                           VALUE
--------------------------------------------------------------------------------

     13,000   Mitsui Mining & Smelting
               Co., Ltd. ....................$     60,642
     17,000   Mitsui O.S.K. Lines Ltd. ......      89,429
     20,810   Mitsui Sumitomo Insurance
               Co., Ltd. ....................     195,484
     11,900   Mitsui Trust Holdings, Inc. ...      87,247
      5,000   Mitsukoshi Ltd. ...............      27,769
        130   Mizuho Financial Group, Inc. ..     589,745
      4,000   Murata Manufacturing Co., Ltd.      228,016
        100   Namco Ltd. ....................       2,804
     30,000   NEC Corp. .....................     211,153
          5   Net One System Co., Ltd. 1 ....      19,475
      7,000   NGK Insulators Ltd. ...........      56,518
      1,000   NGK Spark Plug Co., Ltd. ......       9,595
        600   Nidec Corp. ...................      61,476
     25,000   Nikko Cordial Corp. ...........     121,202
      4,000   Nikon Corp. ...................      45,017
      1,900   Nintendo Co., Ltd. ............     220,272
          6   Nippon Building Fund, Inc. 5 ..      43,275
     16,000   Nippon Express Co., Ltd. ......      93,846
      3,000   Nippon Meat Packers, Inc. .....      36,952
      9,500   Nippon Mining Holdings, Inc. ..      46,928
     25,000   Nippon Oil Corp. ..............     157,403
      3,000   Nippon Sheet Glass Co., Ltd. ..      11,877
    110,000   Nippon Steel Corp. ............     230,857
         91   Nippon Telegraph &
               Telephone Corp. ..............     486,212
         18   Nippon Unipac Holding .........      94,194
     19,000   Nippon Yusen Kabushiki Kaisha .      87,586
     43,000   Nissan Motor Co., Ltd. ........     478,019
      5,000   Nisshin Seifun Group, Inc. ....      50,772
      2,000   Nissin Food Products Co., Ltd.       51,689
      2,900   Nitto Denko Corp. .............     148,302
      2,000   NOK Corp. 1 ...................      74,234
     32,000   Nomura Holdings, Inc. .........     473,629
        300   Nomura Research Institute Ltd.       31,975
      8,000   NSK Ltd. ......................      39,811
      7,000   NTN Corp. .....................      35,412
         25   NTT Data Corp. ................      80,649
        335   NTT DoCoMo, Inc. ..............     598,680
     13,000   Obayashi Corp. ................      69,935
     11,000   Odakyu Electric Railway
               Co., Ltd. ....................     59,680
     16,000   Oji Paper Co., Ltd. ...........     102,644
      9,000   Oki Electric Industry
               Co., Ltd. 1 ..................      36,210
      4,000   Olympus Corp. .................      75,517
      4,300   Omron Corp. ...................     100,687
      1,000   Onward Kashiyama Co., Ltd. ....      16,038
        600   Oracle Corp. Japan ............      33,268
      1,000   Oriental Land Co., Ltd. .......      65,710
      1,500   Orix Corp. ....................     171,837
     40,000   Osaka Gas Co., Ltd. ...........     111,075
      3,200   Pioneer Corp. .................      82,702
      1,600   Promise Co., Ltd. .............     106,750
          9   Rakuten, Inc. .................      68,707
     85,000   Resona Holdings, Inc. 1 .......     151,125


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
     SHARES   SECURITY                           VALUE
--------------------------------------------------------------------------------

     12,000   Ricoh Co., Ltd. ...............$    255,144
      1,900   Rohm Co., Ltd. ................     227,411
      7,000   Sankyo Co., Ltd. ..............     151,721
        300   Sankyo Co., Ltd. ..............      12,235
     29,000   Sanyo Electric Co., Ltd. ......     119,333
      4,000   Secom Co., Ltd. ...............     169,729
        800   Sega Enterprises Ltd. 1 .......      10,264
      1,200   Seiko Epson Corp. .............      43,660
      9,000   Sekisui Chemical Co., Ltd. ....      75,966
     10,000   Sekisui House Ltd. ............     110,984
      7,000   Seven-Eleven Japan Co., Ltd. ..     228,383
     17,000   Sharp Corp. ...................     271,558
        200   Shimamura Co., Ltd. ...........      17,340
      1,100   Shimano, Inc. .................      26,211
      9,000   Shimizu Corp. .................      40,746
      6,500   Shin-Etsu Chemical Co., Ltd. ..     232,324
      7,000   Shinsei Bank Ltd. 1 ...........      44,650
      6,000   Shionogi & Co., Ltd. ..........     103,157
      7,000   Shiseido Co., Ltd. ............      88,210
     12,000   Shizuoka Bank Ltd. ............     106,017
     17,000   Showa Denko K.K. ..............      42,533
      2,000   Showa Shell Sekiyu K.K. .......      17,981
      1,000   Skylark Co., Ltd. .............      20,071
      1,000   SMC Corp. .....................     108,143
      4,300   Softbank Corp. ................     189,158
     15,500   Sony Corp. ....................     583,834
      2,600   Stanley Electric Co., Ltd. ....      43,462
     23,000   Sumitomo Chemical Co., Ltd. ...     107,290
     14,000   Sumitomo Corp. ................     101,618
     12,000   Sumitomo Electric Industries ..     122,403
      2,000   Sumitomo Heavy
               Industries Ltd. 1 ............       6,269
     66,000   Sumitomo Metal Industries .....      78,028
     11,000   Sumitomo Metal Mining Co. .....      71,777
         70   Sumitomo Mitsui Financial .....
               Group, Inc. 5 ................     479,861
      2,000   Sumitomo Osaka Cement
               Co., Ltd. ....................       5,499
      8,000   Sumitomo Realty & Development
               Co., Ltd. ....................      99,125
     19,000   Sumitomo Trust and Banking
               Co., Ltd. ....................     135,298
      1,200   Suzuken Co., Ltd ..............      37,282
      3,200   T&D Holdings, Inc. 1 ..........     159,831
     20,000   Taiheiyo Cement Corp. .........      49,856
     17,000   Taisei Corp. ..................      64,189
      2,000   Taisho Pharmaceutical Co. .....      44,357
      1,000   Taiyo Yuden Co., Ltd. .........      14,086
      5,000   Takara Holdings, Inc. .........      40,324
      6,000   Takashimaya Co., Ltd. .........      69,395
     15,000   Takeda Chemical
               Industries Ltd. 1 ............     658,480
      1,020   Takefuji Corp. ................      73,942
      2,000   TDK Corp. .....................     151,766
     14,000   Teijin Ltd. ...................      52,348
      3,500   Terumo Corp. ..................      87,729
      2,400   THK Co., Ltd. .................      45,420
        600   TIS, Inc. .....................      25,679

--------------------------------------------------------------------------------
     SHARES   SECURITY                           VALUE
--------------------------------------------------------------------------------

     11,000   Tobu Railway Co., Ltd. ........$     48,188
      2,400   Toho Co. ......................      34,884
      7,200   Tohoku Electric Power Co. .....     121,281
      1,000   Tokyo Broadcasting
               System, Inc. .................      17,596
     19,900   Tokyo Electric Power Co., Ltd.      451,382
      3,100   Tokyo Electron Ltd. ...........     173,872
     40,000   Tokyo Gas Co., Ltd. ...........     141,869
     20,000   Tokyu Corp. ...................     102,461
      5,000   TonenGeneral Sekiyu K.K. ......      42,845
     11,000   Toppan Printing Co., Ltd. .....     124,502
     24,000   Toray Industries, Inc. ........     113,055
     50,000   Toshiba Corp. .................     201,164
      3,000   Tosoh Corp. ...................      10,833
      5,000   Tostem Corp. ..................     107,914
      7,000   Toto Ltd. .....................      73,647
      3,000   Toyo Seikan Kaisha Ltd. .......      51,524
      1,000   Toyo Suisan Kaisha Ltd. .......      13,151
      6,000   Toyobo Co., Ltd. ..............      15,067
      4,000   Toyota Industries Corp. .......      96,045
     48,200   Toyota Motor Corp. ............   1,952,472
      2,000   Trend Micro, Inc. .............      88,714
     11,000   Ube Industries Ltd. 1 .........      17,138
         64   UFJ Holdings, Inc. 1 ..........     282,711
        200   Uni-Charm Corp. ...............       9,971
      2,000   Uny Co., Ltd. .................      25,606
      2,000   Ushio, Inc. ...................      36,072
        200   USS Co., Ltd. .................      17,211
      2,000   Wacoal Corp. ..................      21,262
         33   West Japan Railway Co. ........     133,071
        400   World Co., Ltd. ...............      12,171
         17   Yahoo Japan Corp. 1 ...........     165,147
      2,000   Yakult Honsha Co., Ltd. .......      28,960
      1,724   Yamada Denki Co., Ltd. ........      64,305
      3,000   Yamaha Corp. ..................      49,214
      2,000   Yamaha Motor Co., Ltd. ........      31,141
      5,000   Yamanouchi Pharmaceutical
               Co., Ltd. ....................     168,171
      8,000   Yamato Transport Co., Ltd. ....     130,578
      2,000   Yamazaki Baking Co., Ltd. .....      19,649
     11,000   Yasuda Fire & Marine Insurance
               Co., Ltd. (The) ..............     112,404
      3,000   Yokogawa Electric Corp. .......      40,004
                                             ------------
                                               31,368,503
                                             ------------
              LUXEMBOURG--0.08%
      6,686   Arcelor .......................     112,256
                                             ------------
              NETHERLANDS--4.46%
     26,458   ABN AMRO Holdings NV ..........     578,778
     24,103   AEGON NV ......................     290,610
      4,921   Akzo Nobel  NV ................     180,991
      8,444   ASM Lithography Holding NV 1 ..     142,903
        748   Corio NV ......................      31,852
      1,189   DSM NV ........................      58,341

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
     SHARES   SECURITY                           VALUE
--------------------------------------------------------------------------------

      1,142   Euronext NV ...................$     31,818
      4,553   European Aeronautic Defence
               and Space Co. ................     126,741
      5,014   Getronics NV 1 ................      13,726
      4,726   Hagemeyer NV 1 ................      10,005
      3,929   Heineken NV ...................     129,113
        133   IHC Caland NV .................       6,186
     29,653   ING Groep NV ..................     699,899
     26,824   Koninklijke Ahold NV 1 ........     210,498
     34,482   Koninklijke KPN NV ............     262,622
      2,262   Koninklijke Numico NV 1 .......      72,682
      1,054   Koninklijke Vendex KBB NV .....      19,671
        638   Oce NV ........................      10,324
     22,298   Philips Electronics NV ........     600,361
     12,221   Reed Elsevier NV ..............     171,584
        931   Rodamco Europe NV .............      56,239
     34,945   Royal Dutch Petroleum Co. .....   1,793,316
      5,624   TPG NV ........................     128,501
      9,678   Unilever NV-CVA ...............     660,562
      3,385   Vedior NV .....................      49,338
      3,525   VNU NV ........................     102,371
      4,200   Wolters Kluwer NV-CVA 5 .......      76,240
                                             ------------
                                                6,515,272
                                             ------------
              NEW ZEALAND--0.17%
      2,790   Auckland International
               Airport Ltd. .................      11,942
     12,738   Carter Holt Harvey Ltd. .......      16,745
      5,312   Contact Energy Ltd. ...........      19,768
      4,491   Fisher & Paykel Appliances
               Holdings Ltd. ................      13,005
      1,341   Fisher & Paykel Healthcare
               Corp., Ltd. ..................      11,241
      6,286   Fletcher Building Ltd. ........      18,163
      7,639   Sky City Entertainment
               Group Ltd. ...................      23,237
     33,229   Telecom Corp. of New
               Zealand Ltd. .................     124,080
      2,131   Warehouse Group Ltd. ..........       5,752
                                             ------------
                                                  243,933
                                             ------------
              NORWAY--0.45%
     11,320   DNB Holding ASA 5 .............      77,247
        800   Frontline Ltd. ................      27,526
         22   Kvaerner ASA 1 ................         345
      2,570   Norsk Hydro ASA ...............     167,032
      1,600   Norske Skogindustrier ASA 5....      28,508
      3,414   Orkla ASA--Class A 5 ..........      85,455
        200   Schibsted ASA .................       3,585
      7,750   Statoil ASA 5..................      98,391
      4,450   Storebrand ASA 5...............      30,431
      2,300   Tandberg ASA ..................      24,306
     12,850   Telenor ASA 5..................      89,356
      1,450   Tomra Systems ASA 5............       6,841
      2,030   Yara International ASA 1 ......      16,400
                                             ------------
                                                  655,423
                                             ------------

--------------------------------------------------------------------------------
     SHARES   SECURITY                           VALUE
--------------------------------------------------------------------------------

              PORTUGAL--0.31%
     34,554   Banco Commercial Portuguese,
               SA (BCP) .....................$     80,717
      1,544   Banco Espirito Santo, SA (BES)       25,604
      4,189   BPI-SGPS, SA (Banco BPI) ......      15,290
      6,337   Brisa Auto Estradas de
               Portugal, SA .................      45,720
      1,455   CIMPOR-Cimentos de Portugal,
               SGPS SA ......................       7,081
     31,752   Electricidade de Portugal, SA .      88,851
        294   Jeronimo Martins, SGPS, SA 1 ..       3,293
     14,866   Portugal Telecom, SA ..........     160,429
        555   PT Multimedia-Servicos de
               Telecomunicacoes e Multimedia,
               SGPS, SA .....................      12,154
     11,612   Sonae SGPS, SA ................      12,715
                                             ------------
                                                  451,854
                                             ------------
              SINGAPORE--0.69%
     14,250   Capitaland Ltd. ...............      11,334
     15,000   CapitaMall Trust 1 ............      14,804
      9,200   Chartered Semiconductor
               Manufacturing Ltd. 1 .........       7,478
      9,000   City Developments Ltd. ........      28,216
     27,000   ComfortDelGro Corp. Ltd. ......      19,281
      1,000   Creative Technology Ltd. 1 ....      10,508
     19,349   DBS Group Holdings Ltd. .......     161,761
      3,440   Fraser and Neave Ltd. .........      27,960
        538   Haw Par Corp., Ltd. ...........       1,593
      9,000   Keppel Corp., Ltd. ............      36,837
     18,000   Neptune Orient Lines Ltd. .....      24,663
     16,294   Oversea-Chinese Banking
               Corp., Ltd. ..................     114,463
      2,000   Overseas Union Enterprises Ltd.       8,186
     15,000   Sembcorp Industries Ltd. ......      11,669
     10,000   Singapore Airlines Ltd. .......      65,024
     11,000   Singapore Exchange Ltd. .......      10,729
     25,704   Singapore Press Holdings Ltd. .      62,079
     21,000   Singapore Technologies
               Engineering Ltd. .............      25,359
    111,000   Singapore Telecommunications
               Ltd. .........................     144,997
     21,168   United Overseas Bank Ltd. .....     164,679
      8,000   United Overseas Land Ltd. .....      10,822
      4,000   Venture Corp., Ltd. ...........      41,801
                                             ------------
                                                1,004,243
                                             ------------
              SPAIN--3.18%
      4,174   Abertis Infraestructuras SA ...      72,721
        552   Acciona SA ....................      34,318
        980   Acerinox SA ...................      55,788
      5,307   ACS, Actividades de
               Construccion y
               Servicios SA .................      89,426
      4,976   Altadis SA ....................     153,773

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
     SHARES   SECURITY                           VALUE
--------------------------------------------------------------------------------

      4,695   Amadeus Global Travel
               Distribution
               SA--Class A ..................$     30,789
        138   Antena 3 Television SA 1 ......       7,303
     53,965   Banco Bilbao Vizcaya SA .......     720,908
      2,604   Banco Popular Espanol SA ......     147,066
     72,245   Banco Santander Central
               Hispano SA ...................     749,759
        906   Corporacion Mapfre SA .........      11,100
     15,819   Endesa SA .....................     304,859
        771   Fomento de Construcciones y
               Contratas SA .................      28,573
      2,895   Gas Natural SDG SA ............      69,352
      1,251   Grupo Ferrovial SA ............      52,084
     13,490   Iberdrola SA ..................     284,758
      3,422   Iberia Lineas Aereas de
               Espana SA ....................       9,826
      2,041   Indra Sistemas SA 1 ...........      26,024
      4,066   Industria de Diseno Textil SA .      93,298
        524   NH Hoteles SA .................       5,763
      1,704   Promotora de Informaciones SA .      29,771
     16,038   Repsol SA .....................     351,227
      2,104   Sacyr Vallehermoso SA .........      28,798
        998   Sociedad General de Aguas de
               Barcelona SA--Class A ........      16,999
        657   Sogecable SA 1 ................      26,498
      1,861   Telefonica Publicidad e
               Informacion SA ...............      12,340
     79,022   Telefonica SA .................   1,168,125
      3,068   Union Electrica Fenosa SA .....      65,434
      1,359   Zeltia SA 1 ...................       9,309
                                             ------------
                                                4,655,989
                                             ------------
              SWEDEN--2.15%
      2,674   ABB Ltd. 1 ....................      14,696
      5,600   ASSA Abloy AB--Class B ........      71,552
      2,128   Atlas Copco AB--Class A .......      78,957
      1,000   Atlas Copco AB--Class B .......      34,183
        500   Castellum AB ..................      12,014
      5,400   Electrolux AB--Class B ........     103,585
      4,300   Electrolux AB--Class B
               Redemption Rights 1 ..........       1,507
      2,100   Eniro AB ......................      16,030
      1,000   Fabege AB--Class B 1 ..........      13,009
      3,700   Gambro AB--Class A ............      35,856
      1,900   Gambro AB--Class B ............      18,286
      3,200   Getinge AB--Class B ...........      37,807
      8,400   Hennes & Mauritz AB--Class B ..     216,887
        800   Holmen AB--Class B ............      23,152
        600   Modern Times Group Management
               AB--Class B 1 ................      11,629
        200   Nobel Biocare Holding AG ......      31,382
     36,652   Nordea Bank AB ................     263,956
      1,600   OMHEX AB 1 ....................      19,169
      4,000   Sandvik AB--Class A ...........     136,467
      1,400   Scania AB--Class B ............      47,578

--------------------------------------------------------------------------------
     SHARES   SECURITY                           VALUE
--------------------------------------------------------------------------------

      5,500   Securitas AB--Class B .........$     68,632
     18,600   Skandia Forsakrings AB ........      77,037
      8,500   Skandinaviska Enskilda Bank--
               Class A ......................     122,993
      6,800   Skanska AB--Class B ...........      59,804
      1,800   SKF AB--Class B ...............      66,070
      1,400   Ssab Svenskt Stal AB--Class A .      23,603
      3,466   Svenska Cellulosa AB--Class B .     131,592
      9,800   Svenska Handelsbanken--Class A      196,444
      6,300   Swedish Match AB ..............      64,397
      1,800   Tele2 AB--Class B .............      78,854
    247,500   Telefonaktiebolaget LM
               Ericsson AB--
               Class B 1 ....................     729,395
     31,224   Telia AB ......................     132,225
        800   Trelleborg AB--Class B ........      13,806
      1,530   Volvo AB--Class A .............      51,285
      4,120   Volvo AB--Class B .............     143,296
      1,400   WM-Data AB--Class B ...........       3,141
                                             ------------
                                                3,150,276
                                             ------------
              SWITZERLAND--6.46%
     30,572   ABB Ltd. 1 ....................     167,213
      2,657   Adecco SA 1 ...................     132,383
      1,458   Ciba Specialty Chemicals AG 1 .     105,008
      9,715   Compagnie Finaciere
               Richemont AG .................     253,657
     19,474   Credit Suisse Group 1 .........     691,946
         38   Geberit AG 1 ..................      25,335
        152   Givaudan ......................      87,991
      3,377   Holcim Ltd.-Registered ........     183,626
        340   Kudelski SA-Bearer 1 ..........       9,773
        346   Logitech International SA 1 ...      15,747
        300   Lonza Group AG ................      15,199
      6,804   Nestle SA-Registered ..........   1,814,545
        306   Nobel Biocare Holding AG ......      47,889
     39,803   Novartis AG-Registered ........   1,755,921
     11,895   Roche Holding AG-Genusss ......   1,177,723
        102   Serono SA--Class B ............      64,259
         30   SGS Societe Generale de
               Surveillance Holding SA ......      16,385
     10,604   STMicroelectronics ............     232,611
         70   Sulzer AG-Registered ..........      19,898
      1,100   Swatch Group AG ...............      29,336
        544   Swatch Group AG--Class B ......      70,802
      5,524   Swiss Reinsurance .............     358,813
        515   Swisscom AG-Registered ........     170,241
      2,077   Syngenta AG 1 .................     174,134
        930   Synthes, Inc. .................     106,002
     18,751   UBS AG-Registered .............   1,321,284
        140   Unaxis Holding AG .............      15,762
      2,460   Zurich Financial Services AG 1      388,426
                                             ------------
                                                9,451,909
                                             ------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
     SHARES   SECURITY                           VALUE
--------------------------------------------------------------------------------

              UNITED KINGDOM--22.41%
     12,006   3i Group PLC ..................$    133,359
      2,932   Alliance Unichem PLC ..........      34,695
      2,685   AMEC PLC ......................      13,293
     14,119   Amvescap PLC ..................      96,274
      9,117   ARM Holdings PLC ..............      19,840
      7,668   Associated British Ports
               Holdings PLC .................      56,215
     28,408   AstraZeneca PLC ...............   1,274,552
     38,732   Aviva PLC .....................     399,668
     20,108   BAA PLC .......................     201,838
     56,934   BAE Systems PLC ...............     226,375
      5,041   Balfour Beatty PLC ............      24,272
    110,353   Barclays PLC ..................     940,087
      4,238   Barratt Developments PLC ......      45,307
      8,776   BBA Group PLC .................      43,369
      1,312   Berkeley Group PLC (The) ......      29,444
     57,778   BG Group PLC ..................     355,991
     42,596   BHP Billiton PLC ..............     369,631
      9,565   BOC Group PLC .................     160,105
     12,027   Boots Group PLC ...............     150,059
    368,480   BP PLC ........................   3,254,320
      8,391   BPB PLC .......................      62,200
     16,207   Brambles Industries PLC .......      62,604
     12,719   British Airways PLC 1 .........      63,547
     26,993   British American Tobacco PLC ..     418,293
      9,815   British Land Co. PLC ..........     123,439
     23,021   British Sky Broadcasting
               Group PLC ....................     259,676
    148,635   BT Group PLC ..................     535,056
      9,763   Bunzl PLC .....................      81,400
     33,302   Cable & Wireless PLC 1 ........      78,360
     33,307   Cadbury Schweppes PLC .........     287,363
      4,511   Canary Wharf Group PLC 1 ......      24,133
     14,495   Capita Group PLC ..............      83,723
      3,236   Carnival PLC ..................     157,158
      8,205   Cattles PLC ...................      47,169
      1,999   Celltech Group PLC 1 ..........      19,902
     77,294   Centrica PLC ..................     314,687
      2,593   Cobham PLC ....................      65,693
     40,013   Compass Group PLC .............     244,176
      4,503   Daily Mail and General Trust--
               Class A ......................      59,491
      4,282   Davis Service Group PLC (The) .      29,897
        799   De La Rue PLC .................       5,003
     51,097   Diageo PLC ....................     688,959
     39,411   Dixons Group PLC ..............     118,107
      9,769   Electrocomponents PLC .........      63,246
      4,827   EMAP PLC ......................      64,778
     16,761   EMI Group PLC .................      74,090
      1,952   Enterprise Inns PLC ...........      20,355
      6,402   Exel PLC ......................      89,049
      2,825   FKI PLC .......................       6,289
     21,585   Friends Provident PLC .........      57,444
      6,032   George Wimpey PLC .............      40,365
     12,181   GKN PLC .......................      55,336
     99,785   GlaxoSmithKline PLC ...........   2,019,514
      1,755   Grafton Group PLC 1 ...........      20,847

--------------------------------------------------------------------------------
     SHARES   SECURITY                           VALUE
--------------------------------------------------------------------------------

     18,535   Great Universal
               Stores PLC ...................$    284,200
      5,708   Hammerson PLC .................      72,098
     14,817   Hanson PLC ....................     101,907
     29,954   Hays PLC ......................      66,680
     66,040   HBOS PLC ......................     817,386
     30,836   Hilton Group PLC ..............     154,342
    183,438   HSBC Holdings PLC .............   2,727,850
      3,011   ICAP PLC ......................      14,852
      6,750   IMI PLC .......................      45,476
     24,876   Imperial Chemical
               Industries PLC ...............     103,985
     13,253   Imperial Tobacco Group PLC ....     285,528
     14,023   InterContinental Holtels
               Group PLC ....................     148,134
      8,534   International Power PLC 1 .....      21,744
    105,485   Invensys PLC 1 ................      34,433
     77,428   ITV PLC .......................     162,180
      3,631   Johnson Matthey PLC ...........      60,679
      2,205   Kelda Group PLC ...............      20,004
      4,741   Kesa Electricals PLC ..........      24,869
      3,447   Kidde PLC .....................       7,470
     42,942   Kingfisher PLC ................     222,918
      8,836   Land Securities Group PLC .....     185,719
    121,519   Legal & General Group PLC .....     209,356
      5,530   Liberty International PLC .....      76,318
     93,324   Lloyds TSB Group PLC ..........     730,707
     11,707   Logica PLC ....................      38,852
      5,341   Man Group PLC .................     138,315
      2,837   Marconi Corp. PLC 1 ...........      35,165
     42,109   Marks & Spencer Group PLC .....     277,013
      3,853   Misys PLC .....................      13,835
      4,207   Mitchells & Butlers PLC .......      21,248
     53,463   National Grid Group PLC .......     412,544
      5,403   Next PLC ......................     139,430
     15,132   Pearson PLC ...................     183,860
     16,386   Peninsular & Oriental Steam ...
               Navigation Co. ...............      65,375
      6,049   Persimmon PLC .................      69,329
     11,860   Pilkington PLC ................      20,970
      5,634   Provident Financial PLC .......      61,355
     35,978   Prudential Corp. PLC ..........     309,593
     13,088   Rank Group PLC ................      71,205
     10,936   Reckitt Benckiser PLC .........     309,584
     23,509   Reed Elsevier PLC .............     228,516
     36,549   Rentokil Initial PLC ..........      95,777
     27,134   Reuters Group PLC .............     182,314
     11,382   Rexam PLC .....................      92,524
     18,489   Rio Tinto PLC .................     444,605
        818   RMC Group PLC .................       9,004
     29,705   Rolls-Royce Group PLC .........     135,618
  1,116,850   Rolls-Royce Group PLC--Class B 1      2,430
     40,716   Royal & Sun Alliance Insurance
               Group PLC ....................      60,917
     49,529   Royal Bank of Scotland
               Group PLC ....................   1,426,354
     14,554   SABMiller PLC .................     188,319
     23,675   Sage Group PLC (The) ..........      80,073
     28,281   Sainsbury (J.) PLC ............     146,041

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
     SHARES   SECURITY                           VALUE
--------------------------------------------------------------------------------

      1,369   Schroders PLC .................$     15,219
     11,486   Scottish & Newcastle PLC ......      90,454
     16,060   Scottish and Southern
               Energy PLC ...................     198,485
     34,259   Scottish Power PLC ............     247,738
      6,649   Severn Trent PLC ..............      95,981
    163,557   Shell Transport & Trading
               Company PLC ..................   1,199,789
     36,821   Signet Group PLC ..............      76,457
      1,352   Slough Estates PLC ............      11,003
     17,490   Smith and Nephew PLC ..........     188,247
     10,926   Smiths Group PLC ..............     147,914
      2,055   Stagecoach Holdings PLC .......       3,335
      2,365   Tate & Lyle PLC ...............      14,153
      9,873   Taylor Woodrow PLC ............      46,015
    131,669   Tesco PLC .....................     635,756
      2,812   TI Automotive Ltd.--Class A 1 .           0
     16,747   Tomkins PLC ...................      83,367
     47,901   Unilever PLC ..................     469,958
      1,992   United Business Media PLC .....      18,315
     11,187   United Utilities PLC ..........     105,191
      2,395   United Utilities PLC--Class A .      14,452
  1,134,983   Vodafone Group PLC ............   2,485,386
      6,279   Whitbread PLC .................      93,658
      8,610   William Hill PLC ..............      86,503
     11,088   Wolseley PLC ..................     171,924
     19,303   WPP Group PLC .................     196,033
      8,986   Yell Group PLC ................      56,181
                                             ------------
                                               32,760,557
                                             ------------
TOTAL COMMON STOCKS
   (Cost $132,350,455) ...................... 130,140,966
                                             ------------

              PREFERRED STOCKS--0.35%
              AUSTRALIA--0.26%
     47,228   News Corp., Ltd. ..............     386,565
                                             ------------
              GERMANY--0.09%
        100   Porsche AG ....................      66,922
        729   ProSiebenSat.1 Media AG .......      13,171
        300   RWE AG ........................      12,085
      1,250   Volkswagen AG .................      36,134
                                             ------------
                                                  128,312
                                             ------------
TOTAL PREFERRED STOCKS
   (Cost $509,885) ..........................     514,877
                                             ------------
  PRINCIPAL
   AMOUNT 9
 ----------

              FOREIGN BONDS--0.01%
              UNITED KINGDOM--0.01%
              BG Transco Holdings PLC
GBP  2,000 2   5.078%, 12/14/09 .............       3,665
              BG Transco Holdings PLC
     2,000 2   4.188%, 12/14/22 .............       4,541

--------------------------------------------------------------------------------
  PRINCIPAL
   AMOUNT 9   SECURITY                           VALUE
--------------------------------------------------------------------------------

              BG Transco Holdings PLC
GBP  2,000 2   7.000%, 12/16/24 .............$      4,067
                                             ------------
                                                   12,273
                                             ------------
TOTAL FOREIGN BONDS
   (Cost $9,999) ............................      12,273
                                             ------------

              SHORT-TERM INSTRUMENTS--5.16%
              U.S. TREASURY BILLS 3--5.16%
  6,260,000    1.040%, 07/22/04 4 ...........   6,256,253
  1,295,000    1.190%, 08/26/04 .............   1,292,534
                                             ------------
                                                7,548,787
                                             ------------
TOTAL SHORT-TERM INSTRUMENTS
   (Cost $7,548,877) ........................   7,548,787
                                             ------------

              SECURITIES LENDING COLLATERAL--3.36%
              INVESTMENT IN AFFILIATED
              INVESTMENT COMPANIES--3.36%
  4,911,668    Daily Assets Fund
               Institutional 1.14% 7,8
               (Cost $4,911,668) ............   4,911,668
                                             ------------
TOTAL INVESTMENTS
   (Cost $145,330,884) ............ 97.90%   $143,128,571
OTHER ASSETS IN EXCESS
  OF LIABILITIES ..................  2.10       3,057,321
                                   ------    ------------
NET ASSETS ........................100.00%   $146,185,892
                                   ======    ============

--------------------------------------------------------------------------------
1 Non-income producing security for the period ended June 30, 2004.
2 GBP--Great Britain Pounds.
3 Rates shown represent annualized yield at time of purchase, not a coupon rate. 4 Held as collateral for futures contracts.
5 All or a portion of this security was on loan (see Note 1). The value of all securities loaned at June 30, 2004 amounted to $4,670,797, which is 3.19% of total net assets.
6 Securities with same description are the same corporate entity but trade on different stock exchanges.
7 Daily Assets Fund Institutional, an affiliated fund, is also managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven day yield at period end.
8 Represents collateral held in connection with securities lending.
9 Principal amount is stated in the currency of the country in which the security is denominated.

--------------------------------------------------------------------------------
 SECTOR ALLOCATION
 As of June 30, 2004
 (percentages are based on market value* of total investments in the Fund)
 A Fund's sector allocation is subject to change.
--------------------------------------------------------------------------------
   Financial Services .........................  26.27%
   Consumer Discretionary .....................  14.05
   Industrials ................................   9.18
   Health Care ................................   8.52
   Energy .....................................   8.11
   Consumer Staples ...........................   7.83
   Telecommunication Services .................   7.26
   Information Technology .....................   6.50
   Materials ..................................   6.40
   Other ......................................   5.88
                                                ------
                                                100.00%
                                                ======

   *Excluding Cash Equivalents.
--------------------------------------------------------------------------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

--------------------------------------------------------------------------------
                                                                   JUNE 30, 2004
--------------------------------------------------------------------------------

ASSETS
   Investments at value (cost $140,419,216) ............          $138,216,903
   Investments in affiliated issuers, at value
    (cost $4,911,668) ..................................             4,911,668
   Cash 1 ..............................................             3,947,444
   Receivable for capital shares sold ..................               144,044
   Unrealized appreciation on forward foreign
    currency exchange contracts ........................                13,224
   Variation margin receivable for futures contracts ...               167,699
   Segregated foreign currency for futures contracts 2 .             3,598,808
   Dividends and interest receivable ...................               332,513
   Other assets ........................................                 2,856
                                                                  ------------
Total assets ...........................................           151,335,159
                                                                  ------------
LIABILITIES
   Payable for securities purchased ....................                31,689
   Payable upon return of securities loaned ............             4,911,668
   Payable for capital shares redeemed .................                53,893
   Advisory fees payable ...............................                40,731
   12b-1 fees payable ..................................                 2,576
   Accrued expenses and other ..........................               108,710
                                                                  ------------
Total liabilities ......................................             5,149,267
                                                                  ------------
NET ASSETS .............................................          $146,185,892
                                                                  ============
COMPOSITION OF NET ASSETS
   Paid-in-capital .....................................          $166,279,867
   Undistributed net investment income .................               895,439
   Accumulated net realized loss on investments,
    futures and foreign currencies .....................           (19,213,892)
   Net unrealized depreciation on investments,
    futures and foreign currencies .....................            (1,775,522)
                                                                  ------------
NET ASSETS .............................................          $146,185,892
                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding)
   Class A 3 ...........................................          $       8.34
                                                                  ============
   Class B 4 ...........................................          $       8.33
                                                                  ============

--------------------------------------------------------------------------------
1 Includes foreign currency of $3,959,563 with a cost of $3,955,880.
2 Cost of segregated foreign currency is $3,432,290.
3 Net asset value, redemption price and offering price per share (based on net assets of $133,157,402 and 15,973,459 shares outstanding at June 30, 2004 and
  0.001 par value, unlimited number of shares authorized).
4 Net asset value, redemption price and offering price per share (based on net assets of $13,028,490 and 1,563,294 shares outstanding at June 30, 2004 and
  0.001 par value, unlimited number of shares authorized).

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)
--------------------------------------------------------------------------------
                                                           FOR THE SIX
                                                          MONTHS ENDED
                                                         JUNE 30, 2004
--------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends ........................................     $1,995,952
   Interest .........................................         75,130
   Securities lending income ........................         36,695
   Less: foreign taxes withheld .....................       (229,468)
                                                          ----------
TOTAL INVESTMENT INCOME .............................      1,878,309
                                                          ----------
EXPENSES:
   Advisory fees ....................................        262,485
   Administration and service fees ..................         79,384
   Custodian fees ...................................         76,190
   Professional fees ................................         27,503
   Transfer agent fees ..............................         24,551
   Printing and shareholder reports .................         22,204
   12b-1 fees (Class B Shares) ......................          9,245
   Trustees fees ....................................          4,067
   Insurance fees ...................................          1,174
   Miscellaneous ....................................            465
                                                          ----------
Total expenses ......................................        507,268
Less: fee waivers ...................................       (118,636)
                                                          ----------
Net expenses ........................................        388,632
                                                          ----------
NET INVESTMENT INCOME ...............................      1,489,677
                                                          ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS, FUTURES AND FOREIGN
   CURRENCIES
   Net realized gain (loss) from:
     Investment transactions ........................       (545,161)
     Foreign currency transactions ..................        254,159
     Futures contracts ..............................        293,787
   Net change in unrealized appreciation/depreciation
     on investments, futures
     and foreign currencies .........................      3,872,122
                                                          ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS,
   FUTURES AND FOREIGN CURRENCIES ...................      3,874,907
                                                          ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ..........     $5,364,584
                                                          ==========

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------------------------------
                                                                      FOR THE SIX         FOR THE
                                                                     MONTHS ENDED        YEAR ENDED
                                                                   JUNE 30, 2004 1   DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS:
   Net investment income ......................................      $ 1,489,677       $   974,188
   Net realized gain from investment and foreign
     currency transactions ....................................            2,785           824,213
   Net change in unrealized appreciation/depreciation on
     investments and foreign currencies .......................        3,872,122        20,091,590
                                                                    ------------       -----------
Net increase in net assets from operations ....................        5,364,584        21,889,991
                                                                    ------------       -----------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income:
     Class A ..................................................       (2,613,710)       (2,732,870)
     Class B ..................................................         (149,879)          (17,000)
                                                                    ------------       -----------
Total distributions ...........................................       (2,763,589)       (2,749,870)
                                                                    ------------       -----------
CAPITAL SHARE TRANSACTIONS
   Net increase resulting from Class A Shares .................       40,887,072        16,162,139
   Net increase resulting from Class B Shares .................        8,735,927         3,134,051
                                                                    ------------       -----------
Net increase in net assets from capital share transactions ....       49,622,999        19,296,190
                                                                    ------------       -----------
TOTAL INCREASE IN NET ASSETS ..................................       52,223,994        38,436,311
                                                                    ------------       -----------
NET ASSETS
   Beginning of period ........................................       93,961,898        55,525,587
                                                                    ------------       -----------
   End of period (including undistributed net investment income
     of $895,439 and $2,169,351, respectively) ................     $146,185,892       $93,961,898
                                                                    ============       ===========

--------------------------------------------------------------------------------
1 Unaudited.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------
 CLASS A SHARES                      FOR THE SIX
                                    MONTHS ENDED
                                        JUNE 30,                                   FOR THE YEARS ENDED DECEMBER 31,
                                          2004 1          2003          2002         2001         2000         1999
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF PERIOD .................  $ 8.21        $ 6.47        $ 8.39       $11.14       $13.60       $11.18
                                          ------        ------        ------       ------       ------       ------
INCOME (LOSS) FROM
   INVESTMENT OPERATIONS
   Net investment income 2 .............    0.11          0.10          0.11         0.14         0.14         0.15
   Net realized and unrealized
     gain (loss) on investments,
     foreign currency and
     futures contracts .................    0.22          1.94         (1.92)       (2.89)       (2.41)        2.92
                                          ------        ------        ------       ------       ------       ------
   Total from investment
     operations ........................    0.33          2.04         (1.81)       (2.75)       (2.27)        3.07
                                          ------        ------        ------       ------       ------       ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ...............   (0.20)        (0.30)        (0.11)          --           --        (0.23)
   Net realized gain from
     investment and futures
     transactions ......................      --            --            --           --        (0.19)       (0.42)
                                          ------        ------        ------       ------       ------       ------
   Total distributions .................   (0.20)        (0.30)        (0.11)          --        (0.19)       (0.65)
                                          ------        ------        ------       ------       ------       ------
NET ASSET VALUE,
   END OF PERIOD .......................  $ 8.34        $ 8.21        $ 6.47       $ 8.39       $11.14       $13.60
                                          ======        ======        ======       ======       ======       ======
TOTAL INVESTMENT RETURN ................    4.09% 4      33.35% 3     (21.60)% 3   (24.69)% 3   (16.66)% 3    27.60% 3
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) ....................$133,157       $89,956       $55,265      $94,242      $80,064      $54,499
   Ratios to average net assets:
     Net investment income .............    2.55% 6       1.50%         1.45%        1.38%        1.17%        1.37%
     Expenses after waivers
        and/or reimbursements ..........    0.65% 6       0.65%         0.65%        0.65%        0.65%        0.65%
     Expenses before waivers
        and/or reimbursements ..........    0.85% 6       1.09%         0.92%        0.80%        0.92%        1.15%
   Portfolio turnover rate .............       6% 6          6%           25% 5        19%           4%          29%

--------------------------------------------------------------------------------
1 Unaudited.
2 Calculated based on average shares method.
3 Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. If fees for the advisor and administrator were not waived, the total return would have been lower.
4 Total return calculated for a period of less than one year is not annualized. 5 Portfolio turnover excludes the impact of redemption in kind.
6 Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------------------
 CLASS B SHARES                                                                                   FOR THE PERIOD
                                                FOR THE SIX                    FOR THE          APRIL 30, 2002 2
                                               MONTHS ENDED                 YEAR ENDED                   THROUGH
                                            JUNE 30, 2004 1          DECEMBER 31, 2003         DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ..............   $8.20                     $6.47                     $8.33
                                                      -----                     -----                     -----
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net investment income 3 ........................    0.10                      0.04                      0.06
   Net realized and unrealized gain (loss)
     on investments, foreign currency
     and futures contracts ........................    0.21                      1.99                     (1.83)
                                                      -----                     -----                     -----
Total from investment operations ..................    0.31                      2.03                     (1.77)
                                                      -----                     -----                     -----
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ..........................   (0.18)                    (0.30)                    (0.09)
                                                      -----                     -----                     -----
Total distributions ...............................   (0.18)                    (0.30)                    (0.09)
                                                      -----                     -----                     -----
NET ASSET VALUE, END OF PERIOD ....................   $8.33                     $8.20                     $6.47
                                                      =====                     =====                     =====
TOTAL INVESTMENT RETURN ...........................    3.83% 5                  32.97% 4                 (21.17)% 5
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) ............................... $13,028                    $4,006                      $260
   Ratios to average net assets:
     Net investment income ........................    2.55% 6                   0.54%                     1.26% 6
     Expenses after waivers and/or
        reimbursements ............................    0.90% 6                   0.90%                     0.90% 6
     Expenses before waivers and/or
        reimbursements ............................    1.10% 6                   1.37%                     1.30% 6
   Portfolio turnover rate ........................       6% 6                      6%                       25% 7

--------------------------------------------------------------------------------
1 Unaudited.
2 Commencement of operations.
3 Calculated based on average shares.
4 Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period and redemption on the last day of the period. If fees for the advisor and administrator were not waived, the total return would have been lower.
5 Total return calculated for a period of less than one year is not annualized. 6 Annualized.
7 Portfolio turnover excludes the impact of redemption in-kind.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
Scudder Investments VIT Funds (the 'Trust') is registered under the Investment Company Act of 1940 (the '1940 Act'), as amended, as a diversified, open-end management investment company. The Trust is organized as a business trust under the laws of the Commonwealth of Massachusetts. Scudder VIT EAFE(R) Equity Index Fund (the 'Fund') is one of the series the Trust offers to investors.

The Fund offers two classes of shares to investors: Class A Shares and Class B Shares. Class B Shares are subject to Rule 12b-1 fees under the 1940 Act equal to an annual rate up to 0.25% of the Class B shares average daily net assets. All shares have equal rights with respect to voting except that shareholders vote separately on matters affecting their rights as holders of a particular class.

The investment objective of the Fund is to replicate, as closely as possible (before the deduction of expenses) the performance of the MSCI EAFE(R) Index, which measures international stock market performance.

B. VALUATION OF SECURITIES
Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost.

Investments in open-end investment companies are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Trustees.

C. SECURITIES TRANSACTIONS, INVESTMENT INCOME AND OTHER
Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Dividend income, net of any foreign taxes withheld, is recorded on the ex-dividend date or, in the case of certain foreign securities, upon receipt of ex-dividend notification. Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily.

Distribution fees specifically attributable to a class are allocated to that class. All other expenses, income, gains and losses are allocated among the classes based upon their relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each of the Funds. Expenses directly attributable to a Fund are charged to that Fund, while the expenses that are attributable to the Trust are allocated among the Funds based upon the relative net assets of each Fund.

D. DISTRIBUTIONS
The Fund pays annual dividends from its net investment income and makes annual distributions of any net realized capital gains to the extent they exceed capital loss carryforwards. The Fund records dividends and distributions on its books on the ex-dividend date.

E. FEDERAL INCOME TAXES
It is the Fund's policy to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

F. FOREIGN CURRENCY TRANSLATION
The Fund maintains its accounting records in US dollars. The Fund determines the US dollar value of foreign currency denominated assets, liabilities and transactions by using prevailing exchange rates. In valuing assets and liabilities, the Fund uses the prevailing exchange rate on the valuation date. In valuing securities transactions, the receipt of income and the payment of expenses, the Fund uses the prevailing exchange rate on the transaction date.

--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

Net realized and unrealized gains and losses on foreign currency translation shown on the Fund's financial statements result from the sale of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the US dollar equivalent of the amounts actually received or paid.

When calculating realized and unrealized gains or losses on investments in equity securities, the Fund does not separate the gain or loss attributable to changes in the foreign currency price of the security from the gain or loss attributable to the change in the US dollar value of the foreign currency.

G. FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may use forward foreign currency contracts to manage foreign exchange rate risk. The Fund may use these contracts to fix the US dollar value of a securities transaction for the period between the date of the transaction and the date the security is received or delivered or to hedge the US dollar value of securities it already owns. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities, but does establish a rate of exchange that can be achieved in the future.

The Fund may also use forward foreign currency contracts to enhance its performance.

The Fund determines the net US dollar value of forward foreign currency contracts using prevailing exchange rates.

H. FUTURES CONTRACTS
The Fund may buy or sell financial futures contracts on established futures exchanges. Under the terms of a financial futures contract, the Fund agrees to receive or deliver a specific amount of a financial instrument at a specific price on a specific date.

The Fund's investments in financial futures contracts are designed to closely replicate the benchmark index used by the Fund.

When the Fund enters into a futures contract, it is required to make a margin deposit equal to a percentage of the face value of the contract. While the contract is outstanding, the Fund may be required to make additional deposits or may have part of its deposit returned as a result of changes in the relationship between the face value of the contract and the value of the underlying security. The Fund records these payments as unrealized gains or losses. When entering into a closing transaction, the Fund realizes a gain or loss.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

I. SECURITIES LENDING

The Fund may lend securities to financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund in the form of cash and/or government securities equal to 102% of the value of domestic securities and 105% of the value of international securities. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral. Either the Fund or the borrower may terminate the loan. The Fund is subject to all risks associated with the investment of any cash collateral received, including, but not limited to, interest rate, market, credit and liquidity risk associated with such investments. At June 30, 2004, $4,911,668 of cash collateral was invested in the Daily Assets Fund Institutional.

J. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
Deutsche Asset Management, Inc. ('Advisor' or 'DeAM, Inc.'), an indirect, wholly-owned subsidiary of Deutsche Bank AG, is the Fund's Advisor. The Fund pays the Advisor an annual fee based on its average daily net assets, which is calculated daily and paid monthly at the annual rate of 0.45%.

Northern Trust Investments, N.A. ('NTI') acts as investment sub-advisor for the Fund. As the Fund's investment sub-advisor, NTI makes the Fund's investment decisions. It buys and sells securities for the Fund and conducts the research that leads to these purchase and sale decisions. DeAM, Inc. pays a fee to NTI for acting as sub-advisor to the Fund.

The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.65% of average daily net assets for Class A Shares and 0.90% of average daily net assets for Class B Shares until April 30, 2005.

--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

Effective May 1, 2002, the Advisor may recoup any of its waived investment advisory fees within the following three years if the Fund is able to make the repayment without exceeding its current expense limits. At June 30, 2004, the Advisor has $813,923 remaining recoupable expenses available.

Certain officers and trustees of the Fund are also officers or directors of DeAM, Inc. These persons are not paid by the Fund for serving in these capacities.

NOTE 3--OTHER FEES
PFPC Inc. ('Administrator') is the Fund's Administrator and Transfer Agent. The Fund pays the Administrator an annual fee based on its average daily net assets, which is calculated daily and paid monthly.

State Street Bank and Trust Company ('Custodian'), is the Fund's Custodian. The Fund pays the Custodian an annual fee.

The Fund pays PFPC Distributors, Inc. an annual fee pursuant to Rule 12b-1, which is calculated daily and paid monthly at the annual rate of up to 0.25% of the Class B Shares average daily net assets.

NOTE 4--CAPITAL SHARE TRANSACTIONS Transactions in capital shares were as follows:
                                                    Class A Shares
            ------------------------------------------------------
              For the Six Months Ended          For the Year Ended
                       June 30, 2004 1           December 31, 2003
            --------------------------  --------------------------
                  Shares        Amount       Shares         Amount
            ------------  ------------  -----------  -------------
Sold           8,119,387  $ 66,727,057   30,781,276  $ 199,881,305
Reinvested       322,282     2,613,710      453,211      2,732,870
Redeemed      (3,424,196)  (28,453,695) (28,824,433)  (186,452,036)
              ----------  ------------  -----------  -------------
Net increase   5,017,473  $ 40,887,072    2,410,054  $  16,162,139
              ==========  ============  ===========  =============

                                                    Class B Shares
            ------------------------------------------------------
              For the Six Months Ended          For the Year Ended
                       June 30, 2004 1           December 31, 2003
            --------------------------  --------------------------
                  Shares        Amount       Shares         Amount
            ------------  ------------  -----------  -------------
Sold           1,240,826  $ 10,072,412    1,447,277    $10,207,762
Reinvested        18,481       149,879        2,814         17,000
Redeemed        (184,703)   (1,486,364)  (1,001,579)    (7,090,711)
               ---------  ------------   ----------    -----------
Net increase   1,074,604  $  8,735,927      448,512    $ 3,134,051
               =========  ============   ==========    ===========

--------------------------------------------------------------------------------
1 Unaudited.

NOTE 5--PURCHASE AND SALE OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than US Government and short-term obligations, for the six months ended June 30, 2004, were $60,061,406 and $3,329,202, respectively.

NOTE 6--FEDERAL INCOME TAX
At December 31, 2003, capital contributions, accumulated undistributed net investment income, and accumulated net realized gain/(loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from foreign currency transactions and passive foreign investment companies. These reclassifications resulted in the following increases/(decreases) in the components of net assets:

 Undistributed          Undistributed
Net Investment           Net Realized            Paid-in
        Income              Gain/Loss            Capital
--------------          -------------            -------
    $1,385,816            $(1,385,816)               $--

For federal income tax purposes, the tax basis of investments held at December 31, 2003 was $95,609,402. The net unrealized depreciation for all securities based on tax cost was $7,324,444. The aggregate gross unrealized appreciation for all investments at December 31, 2003 was $6,963,540 and the aggregate gross unrealized depreciation for all investments was $14,287,984. The difference between book basis and tax-basis unrealized appreciation/depreciation is attributable to the tax deferral of losses on wash sales and passive foreign investment companies. The tax basis of investments excludes basis adjustments due to foreign futures, forwards and currency contracts.

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Distributions during the year ended December 31, 2003 were characterized as follows for tax purposes:

Distributions paid from:                           2003
-----------------------                            ----
Ordinary income                              $2,749,870

--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

At December 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income             $  2,657,896
Accumulated capital loss                  $(18,532,339)
Unrealized appreciation/(depreciation)    $ (6,820,527)

At December 31, 2003, the Fund had capital loss carryovers available as a reduction against future net realized capital gains of $18,532,339, of which $284,468 expires in 2008, $2,781,595 expires in 2009, $11,217,428 expires in
2010 and $4,248,848 expires in 2011.

For the year ended December 31, 2003, the Fund deferred to January 1, 2004 post-October capital losses of $120,699.

NOTE 7--LINE OF CREDIT
The Fund and several other funds and portfolios advised or administered by the Advisor or its affiliates (the 'Participants') share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5%. The Fund may borrow up to a maximum of 33% of their net assets under the agreement.

There were no significant borrowings during the six months ended June 30, 2004.

NOTE 8--OPEN FORWARD FOREIGN CURRENCY CONTRACTS
The Fund had the following open contracts at June 30, 2004:

                                                                                                 Unrealized
                                                                                              Appreciation/
                                                                                Contract     (Depreciation)
Contracts to Receive               In Exchange For  Settlement Date          Value (US$)              (US$)
------------------------------------------------------------------------------------------------------------
Euro               2,390,000            $2,879,950          7/15/04          $2,907,729            $27,779
Japanese Yen     212,480,000             1,951,020          7/15/04           1,946,392             (4,628)
British Pound        679,000             1,238,496          7/15/04           1,228,569             (9,927)
------------------------------------------------------------------------------------------------------------
                                                       Total Net Unrealized Appreciation           $13,224
------------------------------------------------------------------------------------------------------------

NOTE 9--OPEN FUTURES
A summary of obligations under these financial instruments at June 30, 2004 is as follows:

                                                                                                        Unrealized
                                                                                                     Appreciation/
Type of Futures                  Expiration        Contracts         Position       Market Value    (Depreciation)
-------------------------------------------------------------------------------------------------------------------
Hang Seng Index Futures             July-04                5             Long         $  393,920          $ 12,506
IBEX PLUS Index Futures             July-04                3             Long            292,488              (321)
Euro Stoxx 50 Futures          September-04              167             Long          5,723,590            98,249
FTSE 100 Index Futures         September-04               41             Long          3,324,343           (36,194)
Nikkei 225 Index Futures       September-04               31             Long          1,856,900            80,600
Topix Index Futures            September-04               15             Long          1,636,576            58,368
SPI 200 Index Futures          September-04               12             Long            738,955            10,359
MIB30 Index Futures            September-04                3             Long            516,997             8,878
DAX Index Futures              September-04                1             Long            124,311             2,511
CAC 40 Index Futures           September-04                2             Long             91,346               202
-------------------------------------------------------------------------------------------------------------------
Total                                                                                                     $235,158
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the Statement of Assets and Liabilities. The 'market value' presented on the previous page represents the Fund's total exposure in such contracts whereas only the net unrealized appreciation/(depreciation) is reflected in the Fund's net assets. Risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments, 2) an imperfect correlation between the price of the contracts and the underlying index and 3) the possibility of an illiquid secondary market.

At June 30, 2004, the Fund pledged securities with a value of $1,793,887 to cover margin requirements on open futures contracts.

NOTE 10--REGULATORY MATTERS AND LITIGATION
Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ('inquiries') into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. We are unable to determine what the outcome of these inquiries will be or what the effect, if any, would be on the portfolios/funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, Deutsche Asset Management ('DeAM') and its affiliates, certain individuals, including in some cases fund Trustees, and other parties. DeAM has undertaken to bear all liabilities and expenses incurred by the Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding fund valuation, market timing, revenue sharing or other subjects of the pending inquiries. Based on currently available information, DeAM believes the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect its ability to perform under its investment management agreements with the Scudder funds.

--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
PROXY VOTING

A description of the Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site--scudder.com (type 'proxy voting' in the search field)--or on the SEC's Web site--www.sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.


--------------------------------------------------------------------------------

ABOUT THE FUND'S ADVISOR

Deutsche Asset Management, Inc., an indirect, wholly-owned subsidiary of Deutsche Bank AG, is the Fund's Advisor.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the United States for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation.






Distributed by:
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

[GRAPHIC OMITTED]
SCUDDER
INVESTMENTS

[GRAPHIC OMITTED]
A MEMBER OF
DEUTSCHE ASSET MANAGEMENT


Portfolio changes should not be considered recommendations for action by individual investors.

VIT5SA (8/31/04) MARS #32453

[LOGO OMITTED]      Printed on recycled paper

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating and Governance Committee evaluates and nominates Board member candidates. Fund shareholders may also submit nominees that will be considered by the Committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Fund, One South Street, Baltimore, MD 21202.



ITEM 10. CONTROLS AND PROCEDURES.

         (a) The Chief Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

         (b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.


     (b)      Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder VIT EAFE Equity Index Fund


By:                                 /s/ JULIAN SLUYTERS
                                    -------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 23, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder VIT EAFE Equity Index Fund

By:                                 /s/ JULIAN SLUYTERS
                                    -------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 23, 2004



By:                                 /s/ CHARLES A. RIZZO
                                    -------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               August 23, 2004